Average Annual Total Returns{- Tax-Exempt Portfolio} - 03.31 FIMM Funds Select Combo PRO-09 - Tax-Exempt Portfolio - Select Class - Return Before Taxes	Past 1 year	Past 5 years	Past 10 years
Total	0.43%	0.79%	0.41%